Stock Options (Details) - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning	97,205	92,000
Number of Options Granted	25,881	6,705
Number of Options Exercised	(24,000)	0
Number of Options Forfeited	(2,500)	1,500
Number of Options Outstanding, Ending	96,586	97,205
Number of Options Exercisable	49,236	50,167
Weighted Average Exercise Price Outstanding, Beginning	$ 3.24	$ 3.15
Weighted Average Exercise Price Granted	7.47	4.54
Weighted Average Exercise Price Exercised	3.35	0
Weighted Average Exercise Price Forfeited	3.08	3.27
Weighted Average Exercise Price Outstanding, Ending	4.35	3.24
Weighted Average Exercise Price Exercisable	3.29	3.29
Weighted average fair value per share of options granted	$ 5.58	$ 1.79